Commitments and Contingencies - Future Rental Payments under Noncancelable Operating Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Leases [Abstract]
2017		$ 260
2017,Remainder of fiscal year	$ 25
Thereafter		0
Total	$ 25	$ 260